Non-controlling interests and redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2023	2022
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$114,141	$108,695
Non-controlling interests - redeemable tax equity partnership units	1,324	6,298
Other net earnings attributable to:
Non-controlling interests	(27,564)	(3,670)
	$87,901	$111,323
Redeemable non-controlling interest, held by related party	(25,922)	(15,157)
Net effect of non-controlling interests	$61,979	$96,166

	Non-controlling interests - tax equity partnership units (a)		Other non-controlling interests (b)		Non-controlling interests held by related parties (c)
	2023	2022	2023	2022	2023	2022
Opening balance	$1,225,608	$1,377,117	$333,362	$64,807	$57,822	$81,158
Net earnings (loss) attributable to NCI	(114,141)	(108,695)	27,564	3,670	—	—
Contributions received, net	107,933	6,182	—	267,515	—	—
Dividends and distributions declared	(22,743)	(36,736)	(14,497)	(3,350)	(17,082)	(20,978)
Repurchase of non-controlling interest	—	(12,249)	—	—	—	—
OCI	63	(11)	909	720	45	(2,358)
Closing balance	$1,196,720	$1,225,608	$347,338	$333,362	$40,785	$57,822
(a)     Non-controlling interests - tax equity partnership units
The Company obtained control of the Deerfield II Wind Facility during the year (note 3). Post-acquisition, third-party tax equity investors funded $98,955 in exchange for Class A partnership units in the entity. In addition, the Company received $9,084 (2022 - $6,182) of production based cash contributions during the year relating to other projects.
(b)     Other non-controlling interests
On December 29, 2022, the Company sold a 49% non-controlling interest in three operating wind facilities in the United States totalling 551 MW of installed capacity: the Odell Wind Facility in Minnesota, the Deerfield Wind Facility in Michigan and the Sugar Creek Wind Facility in Illinois. The consideration of $277,500 was recorded as an increase to non-controlling interest, except for a portion of $5,000, which is subject to refund if some conditions are met and as such was recorded as redeemable non-controlling interest.
(c)     Non-controlling interest held by related parties
In November 2021, Liberty Development JV Inc. invested $39,376 in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company. In May 2019, AYES Canada acquired an interest in a consolidated subsidiary of the Company for $96,752 (C$130,103) (note 8(b)). The investment by AYES Canada and Liberty Development JV Inc. are presented as a non-controlling interest held by related parties.
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2023	2022	2023	2022
Opening balance	$307,856	$306,537	$11,520	$12,989
Net earnings (loss) attributable to NCI	25,922	15,157	(1,324)	(6,298)
Contributions, net of costs	—	—	—	5,000
Dividends and distributions declared	(25,428)	(13,838)	(183)	(171)
Closing balance	$308,350	$307,856	$10,013	$11,520